Expense Example - Global Macro Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	126	577	1,054	2,373	152	653	1,182	2,629	116	550	1,011	2,287